Class A C R R6 Y [Member] Average Annual Total Returns - Class A C R R6 Y		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA U.S. Convertible Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.98%	5.05%	11.22%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.12%	2.52%	9.28%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	2.07%	9.29%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	0.18%	7.14%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	1.13%	6.86%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	3.03%	9.67%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.21%	3.55%	10.22%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.27%	3.61%	10.27%

[1]
Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.